Property and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 19,391	$ 12,427
Less: accumulated depreciation and amortization	(8,561)	(4,407)
Property and equipment, net	16,183	9,191
Depreciation of property and equipment	4,486	2,552	$ 1,375
Cost of sales
Property, Plant and Equipment [Line Items]
Depreciation of property and equipment	1,313	1,161	646
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation of property and equipment	1,625	1,391	$ 729
Selling and marketing
Property, Plant and Equipment [Line Items]
Depreciation of property and equipment	1,548
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 4,074	3,265
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Useful life (years)	2 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Useful life (years)	7 years
Computers and equipment
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 4,010	3,057
Computers and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (years)	3 years
Computers and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (years)	5 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 3,669	445
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (years)	2 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (years)	5 years
Autos and trucks
Property, Plant and Equipment [Line Items]
Useful life (years)	5 years
Plant and equipment, gross	$ 1,163	413
Tooling
Property, Plant and Equipment [Line Items]
Useful life (years)	5 years
Plant and equipment, gross	$ 1,389	1,150
Leasehold improvements
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	5,086	4,097
Construction in progress
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 5,353	$ 1,171